Commitments and Contingencies - Litigation Settlement Liability (Details) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2014	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2019	Mar. 31, 2022	Dec. 31, 2020
Other Commitments [Line Items]
Non-cancelable commitment term	4 years
Non-cancelable commitment to purchase certain license subscriptions, interest rate before maturity	0.00%		0.00%
Non-cancelable commitment to purchase certain license subscriptions, interest rate after maturity			3.50%
Litigation settlement, payment made to third party		$ 32,000,000
Periodic payment term		10 years
Litigation settlement liability - current			$ 3,000,000	$ 0
Litigation settlement liability - non-current			5,312,000	7,834,000
Total litigation settlement liability			8,312,000	7,834,000
Environmental settlement liability - current			2,950,000	2,950,000			$ 0
Environmental settlement liability - non-current			2,000,000	2,000,000			0
Total environmental settlement liability			4,950,000	4,950,000
Cash and cash equivalents			111,242,000	281,081,000		$ 200,500,000	63,232,000
Amount drawn against promissory note			1,600,000
Amount of litigation settlement consideration					$ 22,500,000
Litigation settlement receivable					$ 22,500,000
Unfunded Loan Commitment
Other Commitments [Line Items]
Non-cancelable commitment to purchase certain license subscriptions	$ 10,000,000
Standby Letter of Credit
Other Commitments [Line Items]
Total value of letters of credit issued by bank			17,100,000	16,500,000			$ 11,500,000
Amounts drawn under standby letters of credit			0	0
Northern District of Mississippi Environmental Matter
Other Commitments [Line Items]
Litigation settlement, penalties incurred			$ 5,000,000	$ 5,000,000
Litigation settlement, repayment period			3 years